Fair Value of Financial Instruments - Schedule of Financial Instruments (Details)	Jul. 31, 2026 USD ($) $ / shares	Jul. 31, 2026 CAD ($) $ / shares	Jul. 31, 2025 USD ($)
Schedule of Financial Instruments [Line Items]
Cash	$ 282,146
Accounts receivable (exclude GST receivable)	133,951		$ 74,325
Deposits	44,000
Accounts payable and accrued liabilities	$ (6,971,443)		$ (4,707,940)
Rate to convert to $1.00 CA$ | $ / shares	1.4	1.4
Equivalent to CA$	$ (500)
Derivative [Member]
Schedule of Financial Instruments [Line Items]
Cash		$ 395,555
Accounts receivable (exclude GST receivable)	35,000	76,913
Deposits	44,000
Accounts payable and accrued liabilities	(4,754,212)	(3,108,449)
Note payable		(100,000)
Current portion of convertible notes		(527,728)
Financial instruments	$ (4,675,212)	$ (3,263,709)
Rate to convert to $1.00 CA$ | $ / shares	1	1
Equivalent to CA$	$ (6,554,413)	$ (3,263,709)